Label	Element	Value
Innovator International Developed Power Buffer ETF™ - May | iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $0.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.90%
Innovator International Developed Power Buffer ETF™ - May | iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $84.75 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.30%
Innovator International Developed Power Buffer ETF™ - May | iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $98.29 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator International Developed Power Buffer ETF™ - May | iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $72.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.40%)